Accounts Receivable, Net (Schedule Of Accounts Receivable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 167.7	$ 192.0
Less amounts provided for doubtful accounts		(0.4)
Accounts receivable, net	$ 167.7	$ 191.6